UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2008



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2008


                          USAA S&P 500 INDEX FUND




[LOGO OF USAA]
   USAA(R)

                              USAA S&P 500
                                      INDEX Fund

                                            [GRAPHIC OF USAA S&P 500 INDEX FUND]

                              S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JUNE 30, 2008

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

    Portfolio of Investments                                                 14

    Notes to Portfolio of Investments                                        37

    Financial Statements                                                     39

    Notes to Financial Statements                                            42

EXPENSE EXAMPLE                                                              58

ADVISORY AGREEMENTS                                                          60

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                      "

                                   WEALTH GENERALLY IS CREATED OVER A LIFETIME
[PHOTO OF CHRISTOPHER W. CLAUS]    OF HARD WORK, DILIGENT SAVING AND INVESTING,
                                    WHICH INCLUDES ADDING TO INVESTMENTS WHEN
                                                   PRICES ARE LOW.

                                                      "
                                                                       July 2008
--------------------------------------------------------------------------------

         No doubt about it. It's a tough time to be an investor. But is it as hazardous as the media would have us believe? Is it time to stop investing in stocks? In my opinion, the answer is no. What's more, I think that most people will look back at this period and say that, despite the economic challenges, there were some great buying opportunities.

         All the same, the experience has been unpleasant. With the major stock indexes down by more than 20% at the time of this writing, investors officially are in a bear market. The downturn in the housing markets, a liquidity crunch, tighter credit requirements, the rapid increase in oil, commodity, and food prices - all have had an impact on the equity markets. While the U.S. economy may not be in a recession officially, it certainly feels like one.

         I believe the day of reckoning has finally arrived for the consumer. For years, Americans put thousands of dollars on credit cards and saved little. But recent events have forced many of them to change their habits. As banks tighten their lending and credit standards, people are managing their debt more carefully and even may start saving more. Soaring oil prices have Americans driving less, switching to hybrid vehicles, joining car pools, and making greater use of public transportation.

         These societal shifts could turn out to be permanent. Although the adjustment may be painful at first, I believe the country will benefit in the long run. This nation of innovators is already looking for ways to develop alternative fuels and design new modes of transportation, efforts which may bring attractive investment opportunities.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The current downturn also offers opportunities. Wealth generally is created over a lifetime of hard work, diligent saving and investing, which includes adding to investments when prices are low. If you are a long-term investor, know your risk tolerance, and have a suitable asset allocation strategy, consider taking advantage of current low share prices. Under the circumstances, investing a set amount each month - or dollar-cost averaging - could be a prudent approach.

         Index investing remains a sensible equity strategy for long-term investors who are willing to let their money work for them over multiple market cycles. While index investors experience downturns similar to the index, they will also participate in any rebound.
         Diversification and low expenses are two other benefits of an index fund.

         This downturn may be difficult, but longer term investors may be well-positioned to wait it out. Patience, as always, is essential. We believe that we have one of the finest teams of index fund managers in the business, and you can rest assured that they will continue to work hard on your behalf. If you are concerned or want to revisit your investment plan, our investment representatives stand ready to help you
         - at no charge.

         Thank you once again for your business and the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM?

         The USAA S&P 500 Index Fund closely tracked its benchmark, the S&P 500 Index, for the six-month period ended June 30, 2008. The Fund produced a return of -11.99% (Member Shares) and -11.93% (Reward Shares) for the period, as compared to -11.90% for the benchmark. The broad-based S&P 500 Index is a group of large-company stocks that is not available for direct investment.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

         For the first six months of 2008, large-capitalization stocks as represented by the S&P 500 Index returned -11.90%. Both mid-cap and small-cap stocks outpaced large-cap stocks for the same time period, as the S&P Midcap 400 Index returned -3.90% and the Russell 2000 returned -9.37%. Growth stocks outperformed value year-to-date, with the S&P 500/Citigroup Growth index returning -8.07% versus the -16.04% return for the S&P 500/Citigroup Value index.

         Stress in the U.S. credit markets intensified as the U.S. economy suffered through weaker consumer spending, higher energy costs, and softening job growth. Global markets recovered slightly in April and the beginning of May despite increasing oil and commodity prices. This positive trend reversed in the second half of May and June, as various large-capitalization companies

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITION.

         THE UNMANAGED S&P 400 MIDCAP INDEX COVERS THE MID CAP SEGMENT OF THE U.S. EQUITIES MARKET, COVERING APPROXIMATELY 7% OF THE U.S. EQUITIES MARKET. o THE RUSSELL 2000 INDEX CONSISTS OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX AND IS A WIDELY RECOGNIZED SMALL-CAP INDEX. THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

         THE   UNMANAGED  S&P   500/CITIGROUP   GROWTH  AND  VALUE  INDEXES  ARE
         EXHAUSTIVE,   MULTIFACTOR  STYLE  SERIES  COVERING  THE  ENTIRE  MARKET
         CAPITALIZATION OF THE S&P 500 INDEX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         announced  disappointing  earnings,   macroeconomic  indicators  looked
         increasingly negative, and concerns about inflation increased.

         The Federal Reserve Board made a series of rate cuts throughout the first three months of 2008 to tackle the credit markets, but held steady in June, highlighting inflation concerns. Oil, rice, and corn prices reached new highs during the six-month reporting period.

PLEASE DESCRIBE SECTOR PERFORMANCE.

         At 16.1% and 15.9%, respectively, information technology and energy comprised the largest sector positions in the Fund. Energy posted the largest gain in the index, 8.88%, during the first six months of 2008. However, the majority of sectors did poorly, with financials and telecommunication services posting losses at -29.73% and -17.30%, respectively, for the same time period.

         At the close of business March 20, 2008, and again June 20, 2008, we incorporated into the portfolio the index's quarterly share changes. In addition, there were nine additions and deletions to the index year-to-date 2008.

WHAT'S THE OUTLOOK?

         We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the index's performance closely.

         Thank you for your investment in the Fund.

6

 F U N D
===========---------------------------------------------------------------------
            RECOGNITION

USAA S&P 500 INDEX FUND

                            LIPPER LEADERS (OVERALL)
                            MEMBER AND REWARD SHARES

                       [5]                        [5]  [LOGO OF LIPPER LEADER}
                   [EXPENSE]               [TAX EFFICIENCY]

The Fund's Member and Reward shares are listed as a Lipper Leader for Expense and Tax Efficiency among 172 and 170 funds, respectively, within the Lipper S&P 500 Index Funds category for the overall period ended June 30, 2008. The Fund's Member and Reward shares received a Lipper Leader rating for Expense among 172 and 153 funds for the three- and five-year periods, respectively, and the Fund's Member Shares received a Lipper Leader rating among 78 funds for the 10-year period. The Fund's Member and Reward shares received a Lipper Leader rating for Tax Efficiency among 170 and 152 funds for the three- and five-year periods, respectively, and its Member Shares received a score of 4 among 77 funds for the 10-year period. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of June 30, 2008. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of June 30, 2008. Tax efficiency offers no benefits to investors in tax-sheltered accounts such as 401(k) plans.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                            LIPPER LEADERS (OVERALL)
                                  REWARD SHARES

       [5]                   [5]                   [5] [LOGO OF LIPPER  LEADER]
  [TOTAL RETURN]     [CONSISTENT RETURN]    [PRESERVATION]

The Fund's Reward Shares are listed as a Lipper Leader for Total Return and Consistent Return among 171 and 168 funds, respectively, within the Lipper S&P 500 Index Funds category, and for Preservation among 9,026 equity funds, for the overall period ended June 30, 2008. The Fund's Reward Shares received a Lipper Leader rating for Total Return among 171 and 153 funds for the three- and five-year periods, respectively, and a Lipper Leader rating for Consistent Return among 165 funds for the three-year period and a score of 4 among 150 funds for the five-year period within the Lipper S&P 500 Index Funds category. The Fund's Reward shares received a Lipper Leader rating for Preservation among 9,026 and 7,221 equity funds for the three- and five-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of June 30, 2008. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of June 30, 2008. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class as of June 30, 2008. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, PRESERVATION, EXPENSE, AND TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1. *LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA S&P 500 INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

Seeks to match, before fees and expenses, the performance of the S&P 500 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Normally, at least 80% of the Fund's assets will be invested in the stocks of companies composing the S&P 500 Index.

MEMBER SHARES (Ticker Symbol: USSPX)

--------------------------------------------------------------------------------
                                        6/30/08                    12/31/07
--------------------------------------------------------------------------------
Net Assets                         $2,031.1 Million            $2,315.3 Million
Net Asset Value Per Share               $19.16                      $21.98

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/08
--------------------------------------------------------------------------------

12/31/07 TO 6/30/08*             1 YEAR             5 YEARS             10 YEARS
-11.99%                          -13.29%             7.34%               2.67%

----------------------------
       EXPENSE RATIO**
----------------------------
Before Reimbursement   0.33%
After Reimbursement    0.25%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2008. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE MEMBER SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.25%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE PERFORMANCE DATA EXCLUDES THE IMPACT OF A $10 ACCOUNT MAINTENANCE FEE THAT IS ASSESSED ON ACCOUNTS OF LESS THAN $10,000. PERFORMANCE OF MEMBER SHARES WILL VARY FROM REWARD SHARES DUE TO DIFFERENCES IN EXPENSES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA S&P 500 INDEX FUND

REWARD SHARES (Ticker Symbol: USPRX)

--------------------------------------------------------------------------------
                                       6/30/08                     12/31/07
--------------------------------------------------------------------------------
Net Assets                         $963.6 Million              $1,040.1 Million
Net Asset Value Per Share              $19.17                       $21.99

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/08
--------------------------------------------------------------------------------

12/31/07 TO 6/30/08*        1 YEAR       5 YEARS      SINCE INCEPTION ON 5/01/02
-11.93%                     -13.15%       7.47%                 4.49%

----------------------------
       EXPENSE RATIO**
----------------------------
Before Reimbursement   0.20%
After Reimbursement    0.09%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2008. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE REWARD SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.09%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON
                                  MEMBER SHARES

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                         USAA S&P 500 INDEX
                               S&P 500 INDEX            FUND - MEMBER SHARES
 6/30/1998                      $10,000.00                    $10,000.00
 7/31/1998                        9,894.31                      9,898.42
 8/31/1998                        8,464.82                      8,470.65
 9/30/1998                        9,007.55                      9,017.22
10/31/1998                        9,739.10                      9,753.08
11/30/1998                       10,329.13                     10,341.78
12/31/1998                       10,923.95                     10,940.92
 1/31/1999                       11,380.59                     11,378.10
 2/28/1999                       11,026.94                     11,026.09
 3/31/1999                       11,468.00                     11,470.97
 4/30/1999                       11,912.09                     11,915.44
 5/31/1999                       11,631.11                     11,624.82
 6/30/1999                       12,274.85                     12,275.55
 7/31/1999                       11,893.24                     11,892.48
 8/31/1999                       11,834.36                     11,829.59
 9/30/1999                       11,510.33                     11,515.18
10/31/1999                       12,238.40                     12,226.63
11/30/1999                       12,487.17                     12,473.35
12/31/1999                       13,221.62                     13,202.85
 1/31/2000                       12,557.41                     12,540.40
 2/29/2000                       12,319.95                     12,304.22
 3/31/2000                       13,524.42                     13,496.98
 4/30/2000                       13,117.67                     13,092.53
 5/31/2000                       12,848.75                     12,815.20
 6/30/2000                       13,165.20                     13,127.19
 7/31/2000                       12,959.56                     12,924.52
 8/31/2000                       13,764.08                     13,723.62
 9/30/2000                       13,037.61                     13,000.03
10/31/2000                       12,982.22                     12,941.97
11/30/2000                       11,959.54                     11,920.08
12/31/2000                       12,018.21                     11,979.01
 1/31/2001                       12,444.35                     12,400.17
 2/28/2001                       11,310.38                     11,269.05
 3/31/2001                       10,594.26                     10,552.66
 4/30/2001                       11,416.89                     11,367.19
 5/31/2001                       11,493.48                     11,439.59
 6/30/2001                       11,213.85                     11,156.35
 7/31/2001                       11,103.41                     11,047.45
 8/31/2001                       10,409.02                     10,357.74
 9/30/2001                        9,568.53                      9,520.92
10/31/2001                        9,751.10                      9,703.08
11/30/2001                       10,498.89                     10,443.87
12/31/2001                       10,590.92                     10,530.72
 1/31/2002                       10,436.44                     10,378.19
 2/28/2002                       10,235.13                     10,176.85
 3/31/2002                       10,620.11                     10,555.36
 4/30/2002                        9,976.52                      9,912.86
 5/31/2002                        9,903.28                      9,839.43
 6/30/2002                        9,198.11                      9,135.00
 7/31/2002                        8,481.29                      8,429.00
 8/31/2002                        8,536.82                      8,478.11
 9/30/2002                        7,609.96                      7,555.53
10/31/2002                        8,279.03                      8,221.65
11/30/2002                        8,765.85                      8,702.73
12/31/2002                        8,251.14                      8,194.07
 1/31/2003                        8,035.40                      7,971.10
 2/28/2003                        7,914.66                      7,853.43
 3/31/2003                        7,991.29                      7,921.43
 4/30/2003                        8,649.22                      8,574.29
 5/31/2003                        9,104.49                      9,021.97
 6/30/2003                        9,220.79                      9,130.46
 7/31/2003                        9,383.45                      9,292.61
 8/31/2003                        9,566.08                      9,467.24
 9/30/2003                        9,464.80                      9,361.16
10/31/2003                        9,999.94                      9,893.40
11/30/2003                       10,087.83                      9,974.81
12/31/2003                       10,616.51                     10,492.75
 1/31/2004                       10,811.33                     10,681.25
 2/29/2004                       10,961.55                     10,825.76
 3/31/2004                       10,796.20                     10,661.96
 4/30/2004                       10,626.95                     10,491.82
 5/31/2004                       10,772.49                     10,630.45
 6/30/2004                       10,981.90                     10,834.20
 7/31/2004                       10,618.47                     10,473.90
 8/31/2004                       10,661.02                     10,511.83
 9/30/2004                       10,776.51                     10,621.41
10/31/2004                       10,941.15                     10,786.38
11/30/2004                       11,383.70                     11,217.84
12/31/2004                       11,770.95                     11,595.23
 1/31/2005                       11,484.04                     11,314.13
 2/28/2005                       11,725.58                     11,550.51
 3/31/2005                       11,518.16                     11,344.72
 4/30/2005                       11,299.82                     11,126.68
 5/31/2005                       11,659.04                     11,479.40
 6/30/2005                       11,675.75                     11,494.07
 7/31/2005                       12,109.77                     11,919.06
 8/31/2005                       11,999.33                     11,809.60
 9/30/2005                       12,096.47                     11,903.44
10/31/2005                       11,894.71                     11,703.01
11/30/2005                       12,344.14                     12,142.68
12/31/2005                       12,348.58                     12,148.07
 1/31/2006                       12,675.53                     12,466.39
 2/28/2006                       12,709.82                     12,498.87
 3/31/2006                       12,868.00                     12,653.36
 4/30/2006                       13,040.67                     12,816.42
 5/31/2006                       12,665.81                     12,451.17
 6/30/2006                       12,682.62                     12,465.45
 7/31/2006                       12,760.79                     12,537.50
 8/31/2006                       13,063.96                     12,832.27
 9/30/2006                       13,400.41                     13,161.93
10/31/2006                       13,836.81                     13,589.47
11/30/2006                       14,099.54                     13,846.00
12/31/2006                       14,297.34                     14,035.28
 1/31/2007                       14,513.35                     14,246.74
 2/28/2007                       14,230.33                     13,969.20
 3/31/2007                       14,389.18                     14,122.42
 4/30/2007                       15,026.30                     14,746.25
 5/31/2007                       15,550.17                     15,257.26
 6/30/2007                       15,291.97                     15,005.05
 7/31/2007                       14,818.48                     14,538.64
 8/31/2007                       15,040.22                     14,751.86
 9/30/2007                       15,602.10                     15,303.72
10/31/2007                       15,850.25                     15,544.62
11/30/2007                       15,187.39                     14,888.84
12/31/2007                       15,082.21                     14,782.14
 1/31/2008                       14,177.69                     13,894.41
 2/29/2008                       13,717.55                     13,443.81
 3/31/2008                       13,658.19                     13,378.47
 4/30/2008                       14,323.17                     14,033.88
 5/31/2008                       14,508.66                     14,209.55
 6/30/2008                       13,286.72                     13,010.28

                               [END CHART]

         DATA FROM 6/30/98 THROUGH 6/30/08.

         The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

         "STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA S&P 500 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE USAA S&P 500 INDEX FUND. o INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON
                                  REWARD SHARES

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                          USAA S&P 500 INDEX
                               S&P 500 INDEX             FUND - REWARD SHARES
 4/30/02                        $10,000.00                    $10,000.00
 5/31/02                          9,926.59                      9,834.86
 6/30/02                          9,219.76                      9,132.62
 7/31/02                          8,501.25                      8,426.81
 8/31/02                          8,556.91                      8,482.04
 9/30/02                          7,627.87                      7,559.41
10/31/02                          8,298.51                      8,225.87
11/30/02                          8,786.48                      8,707.21
12/31/02                          8,270.55                      8,200.15
 1/31/03                          8,054.31                      7,977.01
 2/28/03                          7,933.28                      7,859.25
 3/31/03                          8,010.09                      7,935.34
 4/30/03                          8,669.58                      8,582.61
 5/31/03                          9,125.92                      9,030.72
 6/30/03                          9,242.49                      9,144.24
 7/31/03                          9,405.53                      9,306.64
 8/31/03                          9,588.59                      9,481.53
 9/30/03                          9,487.07                      9,379.66
10/31/03                         10,023.48                      9,912.95
11/30/03                         10,111.57                      9,994.52
12/31/03                         10,641.49                     10,518.03
 1/31/04                         10,836.78                     10,706.98
 2/29/04                         10,987.35                     10,858.13
 3/31/04                         10,821.61                     10,692.00
 4/30/04                         10,651.96                     10,521.38
 5/31/04                         10,797.84                     10,660.40
 6/30/04                         11,007.74                     10,871.11
 7/31/04                         10,643.46                     10,509.59
 8/31/04                         10,686.11                     10,547.64
 9/30/04                         10,801.88                     10,661.87
10/31/04                         10,966.90                     10,821.09
11/30/04                         11,410.50                     11,260.56
12/31/04                         11,798.66                     11,640.03
 1/31/05                         11,511.07                     11,357.84
 2/28/05                         11,753.18                     11,595.13
 3/31/05                         11,545.27                     11,389.20
 4/30/05                         11,326.41                     11,176.74
 5/31/05                         11,686.48                     11,530.84
 6/30/05                         11,703.23                     11,541.98
 7/31/05                         12,138.27                     11,975.21
 8/31/05                         12,027.57                     11,865.29
 9/30/05                         12,124.94                     11,956.26
10/31/05                         11,922.70                     11,754.93
11/30/05                         12,373.19                     12,203.05
12/31/05                         12,377.64                     12,205.16
 1/31/06                         12,705.36                     12,524.98
 2/28/06                         12,739.74                     12,557.61
 3/31/06                         12,898.28                     12,715.75
 4/30/06                         13,071.36                     12,886.17
 5/31/06                         12,695.62                     12,512.56
 6/30/06                         12,712.47                     12,530.42
 7/31/06                         12,790.83                     12,609.44
 8/31/06                         13,094.70                     12,905.74
 9/30/06                         13,431.95                     13,240.27
10/31/06                         13,869.38                     13,670.15
11/30/06                         14,132.73                     13,928.08
12/31/06                         14,330.99                     14,122.06
 1/31/07                         14,547.51                     14,334.72
 2/28/07                         14,263.82                     14,055.60
 3/31/07                         14,423.05                     14,206.41
 4/30/07                         15,061.67                     14,840.62
 5/31/07                         15,586.76                     15,354.67
 6/30/07                         15,327.96                     15,097.99
 7/31/07                         14,853.35                     14,628.69
 8/31/07                         15,075.62                     14,849.93
 9/30/07                         15,638.83                     15,401.95
10/31/07                         15,887.56                     15,644.40
11/30/07                         15,223.14                     14,991.15
12/31/07                         15,117.71                     14,887.77
 1/31/08                         14,211.06                     13,994.09
 2/29/08                         13,749.84                     13,533.72
 3/31/08                         13,690.34                     13,477.98
 4/30/08                         14,356.88                     14,131.13
 5/31/08                         14,542.81                     14,314.83
 6/30/08                         13,318.00                     13,112.08

                               [END CHART]

         DATA FROM 4/30/02* THROUGH 6/30/08.

         The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

         *THE PERFORMANCE OF THE S&P 500 INDEX IS CALCULATED FROM THE END OF THE MONTH, APRIL 30, 2002, WHILE THE REWARD SHARES WERE INTRODUCED ON MAY 1, 2002. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
         TOP 10 EQUITY HOLDINGS AS OF 6/30/08
                   (% of Net Assets)
------------------------------------------------------
Exxon Mobil Corp.                                 4.1%

General Electric Co.                              2.3%

Microsoft Corp.                                   1.9%

AT&T, Inc.                                        1.8%

Chevron Corp.                                     1.8%

Johnson & Johnson                                 1.6%

Procter & Gamble Co.                              1.6%

International Business Machines Corp.             1.4%

Apple, Inc.                                       1.3%

ConocoPhillips                                    1.3%
------------------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-36.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                      SECTOR ALLOCATION*
                          6/30/2008

                        [PIE CHART OF SECTOR ALLOCATION]

Information Technology                             16.1%
Energy                                             15.9%
Financials                                         14.0%
Health Care                                        11.7%
Industrials                                        10.9%
Consumer Staples                                   10.6%
Consumer Discretionary                              8.0%
Utilities                                           3.9%
Materials                                           3.8%
Telecommunication Services                          3.3%

                       [END CHART]

         *EXCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             COMMON STOCKS (98.1%)

             CONSUMER DISCRETIONARY (8.0%)
             -----------------------------
             ADVERTISING (0.2%)
   114,500   Interpublic Group of Companies, Inc.*                                              $      985
    84,300   Omnicom Group, Inc.                                                                     3,783
                                                                                                ----------
                                                                                                     4,768
                                                                                                ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    89,800   Coach, Inc.*                                                                            2,593
    23,939   Jones Apparel Group, Inc.                                                                 329
    24,200   Liz Claiborne, Inc.                                                                       343
    15,500   Polo Ralph Lauren Corp.                                                                   973
    23,000   VF Corp.                                                                                1,637
                                                                                                ----------
                                                                                                     5,875
                                                                                                ----------
             APPAREL RETAIL (0.3%)
    23,000   Abercrombie & Fitch Co. "A"                                                             1,442
   119,300   Gap, Inc.                                                                               1,989
    78,800   Limited Brands, Inc.                                                                    1,328
   111,800   TJX Companies, Inc.                                                                     3,518
                                                                                                ----------
                                                                                                     8,277
                                                                                                ----------
             AUTO PARTS & EQUIPMENT (0.1%)
   154,200   Johnson Controls, Inc.                                                                  4,422
                                                                                                ----------

             AUTOMOBILE MANUFACTURERS (0.1%)
   582,941   Ford Motor Co.(g)*                                                                      2,804
   152,000   General Motors Corp.(g)                                                                 1,748
                                                                                                ----------
                                                                                                     4,552
                                                                                                ----------
             AUTOMOTIVE RETAIL (0.1%)
    39,163   AutoNation, Inc.*                                                                         392
    11,300   AutoZone, Inc.*                                                                         1,368
                                                                                                ----------
                                                                                                     1,760
                                                                                                ----------
             BROADCASTING & CABLE TV (0.9%)
   177,800   CBS Corp. "B"                                                                           3,465
   128,400   Clear Channel Communications, Inc.                                                      4,520
   785,441   Comcast Corp. "A"                                                                      14,900
   188,000   DIRECTV Group, Inc.*                                                                    4,871
                                                                                                ----------
                                                                                                    27,756
                                                                                                ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             CASINOS & GAMING (0.1%)
    81,496   International Game Technology                                                      $    2,036
                                                                                                ----------
             COMPUTER & ELECTRONICS RETAIL (0.2%)
    90,850   Best Buy Co., Inc.                                                                      3,598
    41,500   GameStop Corp. "A"*                                                                     1,677
    33,600   RadioShack Corp.                                                                          412
                                                                                                ----------
                                                                                                     5,687
                                                                                                ----------
             CONSUMER ELECTRONICS (0.0%)
    15,600   Harman International Industries, Inc.                                                     646
                                                                                                ----------
             DEPARTMENT STORES (0.3%)
    16,200   Dillard's, Inc. "A"(g)                                                                    187
    56,600   J.C. Penney Co., Inc.                                                                   2,054
    80,700   Kohl's Corp.*                                                                           3,231
   111,202   Macy's, Inc.(g)                                                                         2,160
    47,000   Nordstrom, Inc.                                                                         1,424
    18,585   Sears Holdings Corp.(g)*                                                                1,369
                                                                                                ----------
                                                                                                    10,425
                                                                                                ----------
             DISTRIBUTORS (0.1%)
    42,800   Genuine Parts Co.                                                                       1,698
                                                                                                ----------
             EDUCATIONAL SERVICES (0.1%)
    36,900   Apollo Group, Inc. "A"*                                                                 1,633
                                                                                                ----------
             FOOTWEAR (0.2%)
    99,800   NIKE, Inc. "B"                                                                          5,949
                                                                                                ----------
             GENERAL MERCHANDISE STORES (0.4%)
    21,500   Big Lots, Inc.*                                                                           671
    36,200   Family Dollar Stores, Inc.                                                                722
   204,900   Target Corp.                                                                            9,526
                                                                                                ----------
                                                                                                    10,919
                                                                                                ----------
             HOME FURNISHINGS (0.0%)
    45,600   Leggett & Platt, Inc.(g)                                                                  765
                                                                                                ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             HOME IMPROVEMENT RETAIL (0.6%)
   443,456   Home Depot, Inc.                                                                   $   10,386
   382,200   Lowe's Companies, Inc.                                                                  7,931
    26,900   Sherwin-Williams Co.                                                                    1,235
                                                                                                ----------
                                                                                                    19,552
                                                                                                ----------
             HOMEBUILDING (0.1%)
    33,800   Centex Corp.                                                                              452
    74,600   D.R. Horton, Inc.                                                                         809
    21,600   KB Home                                                                                   366
    36,500   Lennar Corp. "A"                                                                          450
    59,600   Pulte Homes, Inc.                                                                         574
                                                                                                ----------
                                                                                                     2,651
                                                                                                ----------
             HOMEFURNISHING RETAIL (0.1%)
    71,200   Bed Bath & Beyond, Inc.*                                                                2,001
                                                                                                ----------

             HOTELS, RESORTS & CRUISE LINES (0.3%)
   117,200   Carnival Corp. "A"                                                                      3,863
    82,000   Marriott International, Inc. "A"(g)                                                     2,152
    50,100   Starwood Hotels & Resorts Worldwide, Inc.(g)                                            2,007
    46,562   Wyndham Worldwide Corp.                                                                   834
                                                                                                ----------
                                                                                                     8,856
                                                                                                ----------
             HOUSEHOLD APPLIANCES (0.1%)
    16,100   Black & Decker Corp.                                                                      926
    13,100   Snap-On, Inc.                                                                             681
    20,200   Stanley Works                                                                             906
    19,893   Whirlpool Corp.                                                                         1,228
                                                                                                ----------
                                                                                                     3,741
                                                                                                ----------
             HOUSEWARES & SPECIALTIES (0.1%)
    38,800   Fortune Brands, Inc.                                                                    2,421
    72,000   Newell Rubbermaid, Inc.                                                                 1,209
                                                                                                ----------
                                                                                                     3,630
                                                                                                ----------
             INTERNET RETAIL (0.3%)
    80,798   Amazon.com, Inc.*                                                                       5,925
    52,453   Expedia, Inc.*                                                                            964
    47,700   IAC/InterActiveCorp(g)*                                                                   920
                                                                                                ----------
                                                                                                     7,809
                                                                                                ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             LEISURE PRODUCTS (0.1%)
    36,500   Hasbro, Inc.                                                                       $    1,304
    94,700   Mattel, Inc.                                                                            1,621
                                                                                                ----------
                                                                                                     2,925
                                                                                                ----------
             MOTORCYCLE MANUFACTURERS (0.1%)
    62,300   Harley-Davidson, Inc.                                                                   2,259
                                                                                                ----------
             MOVIES & ENTERTAINMENT (1.5%)
   607,100   News Corp. "A"                                                                          9,131
   938,000   Time Warner, Inc.                                                                      13,882
   168,100   Viacom, Inc. "B"*                                                                       5,134
   504,421   Walt Disney Co.                                                                        15,738
                                                                                                ----------
                                                                                                    43,885
                                                                                                ----------
             PHOTOGRAPHIC PRODUCTS (0.0%)
    74,300   Eastman Kodak Co.(g)                                                                    1,072
                                                                                                ----------
             PUBLISHING (0.2%)
    21,300   E.W. Scripps Co. "A"                                                                      885
    60,300   Gannett Co., Inc.                                                                       1,307
    84,700   McGraw-Hill Companies, Inc.(g)                                                          3,398
     9,900   Meredith Corp.                                                                            280
    34,700   New York Times Co. "A"(g)                                                                 534
     1,500   Washington Post Co. "B"                                                                   880
                                                                                                ----------
                                                                                                     7,284
                                                                                                ----------
             RESTAURANTS (0.9%)
    34,650   Darden Restaurants, Inc.                                                                1,107
   300,500   McDonald's Corp.                                                                       16,894
   195,400   Starbucks Corp.*                                                                        3,076
    22,900   Wendy's International, Inc.                                                               623
   124,700   Yum! Brands, Inc.                                                                       4,376
                                                                                                ----------
                                                                                                    26,076
                                                                                                ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
    81,700   H&R Block, Inc.                                                                         1,748
                                                                                                ----------
             SPECIALTY STORES (0.2%)
    70,600   Office Depot, Inc.*                                                                       772
   184,800   Staples, Inc.                                                                           4,389
    33,100   Tiffany & Co.                                                                           1,349
                                                                                                ----------
                                                                                                     6,510
                                                                                                ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             TIRES & RUBBER (0.0%)
    63,800   Goodyear Tire & Rubber Co.*                                                        $    1,137
                                                                                                ----------
             Total Consumer Discretionary                                                          238,304
                                                                                                ----------
             CONSUMER STAPLES (10.6%)
             ------------------------
             AGRICULTURAL PRODUCTS (0.2%)
   170,380   Archer-Daniels-Midland Co.                                                              5,750
                                                                                                ----------
             BREWERS (0.5%)
   187,700   Anheuser-Busch Companies, Inc.                                                         11,660
    36,800   Molson Coors Brewing Co. "B"                                                            1,999
                                                                                                ----------
                                                                                                    13,659
                                                                                                ----------
             DISTILLERS & VINTNERS (0.1%)
    21,300   Brown-Forman Corp. "B"                                                                  1,610
    51,400   Constellation Brands, Inc. "A"*                                                         1,021
                                                                                                ----------
                                                                                                     2,631
                                                                                                ----------
             DRUG RETAIL (0.8%)
   376,185   CVS Caremark Corp.                                                                     14,886
   258,000   Walgreen Co.                                                                            8,387
                                                                                                ----------
                                                                                                    23,273
                                                                                                ----------
             FOOD DISTRIBUTORS (0.1%)
   156,100   Sysco Corp.                                                                             4,294
                                                                                                ----------
             FOOD RETAIL (0.4%)
   174,100   Kroger Co.                                                                              5,026
   114,600   Safeway, Inc.                                                                           3,272
    54,625   SUPERVALU, Inc.                                                                         1,687
    36,700   Whole Foods Market, Inc.(g)                                                               870
                                                                                                ----------
                                                                                                    10,855
                                                                                                ----------
             HOUSEHOLD PRODUCTS (2.2%)
    36,500   Clorox Co.                                                                              1,905
   133,600   Colgate-Palmolive Co.                                                                   9,232
   108,900   Kimberly-Clark Corp.                                                                    6,510
   803,623   Procter & Gamble Co.                                                                   48,869
                                                                                                ----------
                                                                                                    66,516
                                                                                                ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             HYPERMARKETS & SUPER CENTERS (1.4%)
   114,000   Costco Wholesale Corp.                                                             $    7,996
   612,400   Wal-Mart Stores, Inc.(f)                                                               34,417
                                                                                                ----------
                                                                                                    42,413
                                                                                                ----------
             PACKAGED FOODS & MEAT (1.3%)
    55,600   Campbell Soup Co.                                                                       1,860
   125,500   ConAgra Foods, Inc.                                                                     2,420
    36,400   Dean Foods Co.*                                                                           714
    88,500   General Mills, Inc.                                                                     5,378
    82,900   H.J. Heinz Co.                                                                          3,967
    44,100   Hershey Co.                                                                             1,446
    66,500   Kellogg Co.                                                                             3,193
   403,949   Kraft Foods, Inc. "A"                                                                  11,492
    31,900   McCormick & Co., Inc.                                                                   1,138
   194,000   Sara Lee Corp.                                                                          2,376
    66,600   Tyson Foods, Inc. "A"                                                                     995
    56,450   Wm. Wrigley Jr. Co.                                                                     4,391
                                                                                                ----------
                                                                                                    39,370
                                                                                                ----------
             PERSONAL PRODUCTS (0.2%)
   111,600   Avon Products, Inc.                                                                     4,020
    30,300   Estee Lauder Companies, Inc. "A"                                                        1,407
                                                                                                ----------
                                                                                                     5,427
                                                                                                ----------
             SOFT DRINKS (1.9%)
   526,400   Coca-Cola Co.                                                                          27,362
    71,200   Coca-Cola Enterprises, Inc.                                                             1,232
    35,000   Pepsi Bottling Group, Inc.                                                                977
   417,800   PepsiCo, Inc.                                                                          26,568
                                                                                                ----------
                                                                                                    56,139
                                                                                                ----------
             TOBACCO (1.5%)
   555,100   Altria Group, Inc.                                                                     11,413
    46,725   Lorillard, Inc.*                                                                        3,232
   553,500   Philip Morris International, Inc.                                                      27,337
    44,900   Reynolds American, Inc.                                                                 2,096
    38,900   UST, Inc.                                                                               2,124
                                                                                                ----------
                                                                                                    46,202
                                                                                                ----------
             Total Consumer Staples                                                                316,529
                                                                                                ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             ENERGY (15.9%)
             --------------
             COAL & CONSUMABLE FUELS (0.5%)
    47,600   CONSOL Energy, Inc.                                                                $    5,349
    20,700   Massey Energy Co.                                                                       1,940
    71,800   Peabody Energy Corp.                                                                    6,322
                                                                                                ----------
                                                                                                    13,611
                                                                                                ----------
             INTEGRATED OIL & GAS (8.6%)
   544,417   Chevron Corp.                                                                          53,968
   406,008   ConocoPhillips                                                                         38,323
 1,390,700   Exxon Mobil Corp.                                                                     122,562
    73,400   Hess Corp.                                                                              9,262
   187,740   Marathon Oil Corp.                                                                      9,738
    48,800   Murphy Oil Corp.                                                                        4,785
   216,000   Occidental Petroleum Corp.                                                             19,410
                                                                                                ----------
                                                                                                   258,048
                                                                                                ----------
             OIL & GAS DRILLING (0.8%)
    38,400   ENSCO International, Inc.                                                               3,100
    76,600   Nabors Industries Ltd.*                                                                 3,771
    71,200   Noble Corp.                                                                             4,625
    28,300   Rowan Companies, Inc.                                                                   1,323
    83,299   Transocean, Inc.*                                                                      12,694
                                                                                                ----------
                                                                                                    25,513
                                                                                                ----------
             OIL & GAS EQUIPMENT & SERVICES (2.7%)
    82,500   Baker Hughes, Inc.                                                                      7,206
    77,800   BJ Services Co.                                                                         2,485
    57,300   Cameron International Corp.*                                                            3,172
   232,170   Halliburton Co.                                                                        12,321
   108,400   National Oilwell Varco, Inc.*                                                           9,617
   313,100   Schlumberger Ltd.                                                                      33,636
    51,600   Smith International, Inc.                                                               4,290
   180,400   Weatherford International Ltd.*                                                         8,946
                                                                                                ----------
                                                                                                    81,673
                                                                                                ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.5%)
   124,400   Anadarko Petroleum Corp.                                                                9,310
    87,900   Apache Corp.                                                                           12,218
    25,700   Cabot Oil & Gas Corp.                                                                   1,741
   127,900   Chesapeake Energy Corp.(g)                                                              8,436
   117,400   Devon Energy Corp.                                                                     14,107

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
    65,300   EOG Resources, Inc.                                                                $    8,568
    46,300   Noble Energy, Inc.                                                                      4,656
    39,644   Range Resources Corp.                                                                   2,598
    91,300   Southwestern Energy Co.*                                                                4,347
   135,707   XTO Energy, Inc.                                                                        9,297
                                                                                                ----------
                                                                                                    75,278
                                                                                                ----------
             OIL & GAS REFINING & MARKETING (0.3%)
    30,300   Sunoco, Inc.                                                                            1,233
    38,300   Tesoro Corp.                                                                              757
   140,300   Valero Energy Corp.                                                                     5,778
                                                                                                ----------
                                                                                                     7,768
                                                                                                ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   184,100   El Paso Corp.                                                                           4,003
   170,040   Spectra Energy Corp.                                                                    4,887
   153,444   Williams Companies, Inc.                                                                6,185
                                                                                                ----------
                                                                                                    15,075
                                                                                                ----------
             Total Energy                                                                          476,966
                                                                                                ----------
             FINANCIALS (14.0%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
    53,400   American Capital Strategies, Ltd.(g)                                                    1,269
    60,860   Ameriprise Financial, Inc.                                                              2,475
   301,749   Bank of New York Mellon Corp.                                                          11,415
    21,200   Federated Investors, Inc. "B"                                                             730
    41,100   Franklin Resources, Inc.                                                                3,767
    39,500   Janus Capital Group, Inc.                                                               1,046
    36,000   Legg Mason, Inc.                                                                        1,569
    49,500   Northern Trust Corp.(c)                                                                 3,394
   111,000   State Street Corp.                                                                      7,103
    69,900   T. Rowe Price Group, Inc.                                                               3,947
                                                                                                ----------
                                                                                                    36,715
                                                                                                ----------
             CONSUMER FINANCE (0.7%)
   305,400   American Express Co.                                                                   11,504
    99,229   Capital One Financial Corp.(g)                                                          3,772
   126,300   Discover Financial Services                                                             1,663
   125,500   SLM Corp.*                                                                              2,429
                                                                                                ----------
                                                                                                    19,368
                                                                                                ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             DIVERSIFIED BANKS (1.4%)
    42,700   Comerica, Inc.                                                                     $    1,095
   457,400   U.S. Bancorp                                                                           12,757
   567,105   Wachovia Corp.(g)                                                                       8,807
   866,500   Wells Fargo & Co.                                                                      20,579
                                                                                                ----------
                                                                                                    43,238
                                                                                                ----------
             INSURANCE BROKERS (0.2%)
    77,600   Aon Corp.                                                                               3,565
   139,000   Marsh & McLennan Companies, Inc.                                                        3,690
                                                                                                ----------
                                                                                                     7,255
                                                                                                ----------
             INVESTMENT BANKING & BROKERAGE (1.5%)
   244,447   Charles Schwab Corp.                                                                    5,021
   129,700   E*TRADE Financial Corp.(g)*                                                               407
   103,400   Goldman Sachs Group, Inc.                                                              18,085
   181,600   Lehman Brothers Holdings, Inc.(g)                                                       3,598
   257,900   Merrill Lynch & Co., Inc.                                                               8,178
   289,500   Morgan Stanley                                                                         10,442
                                                                                                ----------
                                                                                                    45,731
                                                                                                ----------
             LIFE & HEALTH INSURANCE (1.1%)
   125,800   AFLAC, Inc.                                                                             7,900
    70,771   Lincoln National Corp.                                                                  3,207
   186,900   MetLife, Inc.                                                                           9,863
    69,800   Principal Financial Group, Inc.                                                         2,930
   114,700   Prudential Financial, Inc.                                                              6,852
    26,000   Torchmark Corp.                                                                         1,525
    89,100   Unum Group                                                                              1,822
                                                                                                ----------
                                                                                                    34,099
                                                                                                ----------
             MULTI-LINE INSURANCE (1.1%)
   706,549   American International Group, Inc.                                                     18,695
    24,700   Assurant, Inc.                                                                          1,629
   110,400   Genworth Financial, Inc. "A"                                                            1,966
    81,400   Hartford Financial Services Group, Inc.                                                 5,256
    94,572   Loews Corp.                                                                             4,436
                                                                                                ----------
                                                                                                    31,982
                                                                                                ----------
             MULTI-SECTOR HOLDINGS (0.1%)
    45,000   Leucadia National Corp.                                                                 2,112
                                                                                                ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.8%)
 1,175,447   Bank of America Corp.(f)                                                           $   28,058
 1,430,100   Citigroup, Inc.(f)                                                                     23,968
   906,089   JPMorgan Chase & Co.                                                                   31,088
                                                                                                ----------
                                                                                                    83,114
                                                                                                ----------
             PROPERTY & CASUALTY INSURANCE (1.0%)
    85,500   ACE Ltd.                                                                                4,710
   145,000   Allstate Corp.                                                                          6,610
    96,200   Chubb Corp.                                                                             4,715
    41,379   Cincinnati Financial Corp.                                                              1,051
    51,400   MBIA, Inc.(g)                                                                             226
   183,600   Progressive Corp.                                                                       3,437
    24,200   Safeco Corp.                                                                            1,625
   160,807   Travelers Companies, Inc.                                                               6,979
    46,100   XL Capital Ltd. "A"                                                                       948
                                                                                                ----------
                                                                                                    30,301
                                                                                                ----------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
    48,400   CB Richard Ellis Group, Inc. "A"*                                                         929
                                                                                                ----------
             REGIONAL BANKS (0.7%)
   144,900   BB&T Corp.(g)                                                                           3,299
   160,600   Fifth Third Bancorp(g)                                                                  1,635
    41,900   First Horizon National Corp.(g)                                                           311
    93,300   Huntington Bancshares, Inc.(g)                                                            538
   127,000   KeyCorp                                                                                 1,395
    20,800   M&T Bank Corp.                                                                          1,467
    65,499   Marshall & Ilsley Corp.                                                                 1,004
   210,000   National City Corp.(g)                                                                  1,002
    90,200   PNC Financial Services Group, Inc.                                                      5,151
   189,583   Regions Financial Corp.(g)                                                              2,068
    91,700   SunTrust Banks, Inc.                                                                    3,321
    28,700   Zions Bancorp(g)                                                                          904
                                                                                                ----------
                                                                                                    22,095
                                                                                                ----------
             REITs - DIVERSIFIED (0.1%)
    34,400   Vornado Realty Trust                                                                    3,027
                                                                                                ----------

             REITs - INDUSTRIAL (0.1%)
    70,900   ProLogis(g)                                                                             3,854
                                                                                                ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             REITs - OFFICE (0.1%)
    30,000   Boston Properties, Inc.                                                            $    2,707
                                                                                                ----------
             REITs - RESIDENTIAL (0.2%)
    26,982   Apartment Investment & Management Co. "A"                                                 919
    19,500   AvalonBay Communities, Inc.                                                             1,738
    73,600   Equity Residential Properties Trust                                                     2,817
                                                                                                ----------
                                                                                                     5,474
                                                                                                ----------
             REITs - RETAIL (0.4%)
    34,000   Developers Diversified Realty Corp.                                                     1,180
    70,800   General Growth Properties, Inc.                                                         2,480
    63,800   Kimco Realty Corp.                                                                      2,202
    59,500   Simon Property Group, Inc.                                                              5,349
                                                                                                ----------
                                                                                                    11,211
                                                                                                ----------
             REITs - SPECIALIZED (0.3%)
    59,100   HCP, Inc.                                                                               1,880
   143,800   Host Hotels & Resorts, Inc.                                                             1,963
    42,100   Plum Creek Timber Co., Inc.                                                             1,798
    33,068   Public Storage, Inc.                                                                    2,672
                                                                                                ----------
                                                                                                     8,313
                                                                                                ----------
             SPECIALIZED FINANCE (0.5%)
    74,000   CIT Group, Inc.                                                                           504
    14,200   CME Group, Inc.                                                                         5,441
    18,800   IntercontinentalExchange, Inc.*                                                         2,143
    53,900   Moody's Corp.(g)                                                                        1,856
    69,000   NYSE Euronext                                                                           3,496
                                                                                                ----------
                                                                                                    13,440
                                                                                                ----------
             THRIFTS & MORTGAGE FINANCE (0.5%)
   159,198   Countrywide Financial Corp.(g)                                                            676
   278,100   Fannie Mae                                                                              5,426
   172,100   Freddie Mac                                                                             2,822
   142,800   Hudson City Bancorp, Inc.                                                               2,382
    28,600   MGIC Investment Corp.                                                                     175
   125,498   Sovereign Bancorp, Inc.                                                                   924
   277,613   Washington Mutual, Inc.(g)                                                              1,369
                                                                                                ----------
                                                                                                    13,774
                                                                                                ----------
             Total Financials                                                                      418,739
                                                                                                ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             HEALTH CARE (11.7%)
             -------------------
             BIOTECHNOLOGY (1.4%)
   285,448   Amgen, Inc.*                                                                       $   13,462
    78,510   Biogen Idec, Inc.*                                                                      4,388
   115,200   Celgene Corp.*                                                                          7,358
    70,200   Genzyme Corp.*                                                                          5,056
   244,164   Gilead Sciences, Inc.*                                                                 12,928
                                                                                                ----------
                                                                                                    43,192
                                                                                                ----------
             HEALTH CARE DISTRIBUTORS (0.4%)
    44,318   AmerisourceBergen Corp.                                                                 1,772
    93,015   Cardinal Health, Inc.                                                                   4,798
    74,500   McKesson Corp.                                                                          4,165
    34,500   Patterson Companies, Inc.*                                                              1,014
                                                                                                ----------
                                                                                                    11,749
                                                                                                ----------
             HEALTH CARE EQUIPMENT (2.1%)
   167,600   Baxter International, Inc.                                                             10,716
    62,600   Becton, Dickinson & Co.                                                                 5,090
   359,200   Boston Scientific Corp.*                                                                4,415
    26,400   C.R. Bard, Inc.                                                                         2,322
   129,550   Covidien Ltd.                                                                           6,204
    39,660   Hospira, Inc.*                                                                          1,591
    10,100   Intuitive Surgical, Inc.*                                                               2,721
   297,900   Medtronic, Inc.                                                                        15,416
    89,900   St. Jude Medical, Inc.*                                                                 3,675
    62,600   Stryker Corp.(g)                                                                        3,936
    32,800   Varian Medical Systems, Inc.*                                                           1,701
    62,000   Zimmer Holdings, Inc.*                                                                  4,219
                                                                                                ----------
                                                                                                    62,006
                                                                                                ----------
             HEALTH CARE FACILITIES (0.0%)
   122,500   Tenet Healthcare Corp.*                                                                   681
                                                                                                ----------
             HEALTH CARE SERVICES (0.5%)
    65,800   Express Scripts, Inc.*                                                                  4,127
    29,700   Laboratory Corp. of America Holdings*                                                   2,068
   133,366   Medco Health Solutions, Inc.*                                                           6,295
    40,780   Quest Diagnostics, Inc.                                                                 1,976
                                                                                                ----------
                                                                                                    14,466
                                                                                                ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             HEALTH CARE TECHNOLOGY (0.0%)
    50,500   IMS Health, Inc.                                                                   $    1,177
                                                                                                ----------
             LIFE SCIENCES TOOLS & SERVICES (0.4%)
    44,100   Applera Corp. - Applied Biosystems Group                                                1,476
    13,300   Millipore Corp.*                                                                          903
    32,400   PerkinElmer, Inc.                                                                         902
   111,400   Thermo Fisher Scientific, Inc.*                                                         6,208
    27,300   Waters Corp.*                                                                           1,761
                                                                                                ----------
                                                                                                    11,250
                                                                                                ----------
             MANAGED HEALTH CARE (0.9%)
   127,600   Aetna, Inc.                                                                             5,172
    72,000   CIGNA Corp.                                                                             2,548
    40,280   Coventry Health Care, Inc.*                                                             1,225
    43,400   Humana, Inc.*                                                                           1,726
   323,400   UnitedHealth Group, Inc.                                                                8,489
   139,064   WellPoint, Inc.*                                                                        6,628
                                                                                                ----------
                                                                                                    25,788
                                                                                                ----------
             PHARMACEUTICALS (6.0%)
   406,200   Abbott Laboratories                                                                    21,516
    80,900   Allergan, Inc.                                                                          4,211
    27,000   Barr Pharmaceuticals, Inc.*                                                             1,217
   523,000   Bristol-Myers Squibb Co.                                                               10,737
   260,300   Eli Lilly and Co.                                                                      12,016
    80,500   Forest Laboratories, Inc.*                                                              2,797
   741,400   Johnson & Johnson                                                                      47,702
    64,400   King Pharmaceuticals, Inc.*                                                               674
   565,000   Merck & Co., Inc.                                                                      21,295
    81,100   Mylan, Inc.*                                                                              979
 1,775,120   Pfizer, Inc.(f)                                                                        31,011
   424,700   Schering-Plough Corp.                                                                   8,362
    28,400   Watson Pharmaceuticals, Inc.*                                                             772
   350,900   Wyeth                                                                                  16,829
                                                                                                ----------
                                                                                                   180,118
                                                                                                ----------
             Total Health Care                                                                     350,427
                                                                                                ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             INDUSTRIALS (10.9%)
             -------------------
             AEROSPACE & DEFENSE (2.6%)
   198,900   Boeing Co.                                                                         $   13,072
   105,400   General Dynamics Corp.                                                                  8,875
    31,300   Goodrich Corp.                                                                          1,485
   194,500   Honeywell International, Inc.                                                           9,779
    31,100   L-3 Communications Holdings, Inc.                                                       2,826
    89,800   Lockheed Martin Corp.                                                                   8,860
    88,906   Northrop Grumman Corp.                                                                  5,948
    36,700   Precision Castparts Corp.                                                               3,537
   111,100   Raytheon Co.                                                                            6,253
    41,600   Rockwell Collins, Inc.                                                                  1,995
   256,100   United Technologies Corp.                                                              15,801
                                                                                                ----------
                                                                                                    78,431
                                                                                                ----------
             AIR FREIGHT & LOGISTICS (0.9%)
    45,000   C.H. Robinson Worldwide, Inc.                                                           2,468
    54,600   Expeditors International of Washington, Inc.                                            2,348
    81,500   FedEx Corp.                                                                             6,421
   271,100   United Parcel Service, Inc. "B"                                                        16,665
                                                                                                ----------
                                                                                                    27,902
                                                                                                ----------
             AIRLINES (0.1%)
   191,700   Southwest Airlines Co.                                                                  2,500
                                                                                                ----------
             BUILDING PRODUCTS (0.1%)
    98,500   Masco Corp.                                                                             1,549
                                                                                                ----------
             COMMERCIAL PRINTING (0.1%)
    56,100   R.R. Donnelley & Sons Co.                                                               1,666
                                                                                                ----------
             CONSTRUCTION & ENGINEERING (0.2%)
    22,900   Fluor Corp.                                                                             4,261
    31,700   Jacobs Engineering Group, Inc.*                                                         2,558
                                                                                                ----------
                                                                                                     6,819
                                                                                                ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
   161,800   Caterpillar, Inc.                                                                      11,944
    53,600   Cummins, Inc.                                                                           3,512
   113,800   Deere & Co.                                                                             8,208

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==================--------------------------------------------------------------
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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
    33,100   Manitowoc Co., Inc.                                                                $    1,077
    97,800   PACCAR, Inc.                                                                            4,091
    26,400   Terex Corp.*                                                                            1,356
                                                                                                ----------
                                                                                                    30,188
                                                                                                ----------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
    34,600   Cintas Corp.                                                                              917
    35,200   Equifax, Inc.                                                                           1,184
                                                                                                ----------
                                                                                                     2,101
                                                                                                ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    46,400   Cooper Industries, Ltd. "A"                                                             1,833
   204,500   Emerson Electric Co.                                                                   10,112
    38,900   Rockwell Automation, Inc.                                                               1,701
                                                                                                ----------
                                                                                                    13,646
                                                                                                ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    93,700   Allied Waste Industries, Inc.*                                                          1,183
   132,600   Waste Management, Inc.                                                                  5,000
                                                                                                ----------
                                                                                                     6,183
                                                                                                ----------
             HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
    31,700   Monster Worldwide, Inc.*                                                                  653
    42,500   Robert Half International, Inc.                                                         1,019
                                                                                                ----------
                                                                                                     1,672
                                                                                                ----------
             INDUSTRIAL CONGLOMERATES (3.0%)
   184,300   3M Co.                                                                                 12,825
 2,619,500   General Electric Co.(f)                                                                69,915
    65,800   Textron, Inc.                                                                           3,154
   126,950   Tyco International Ltd.                                                                 5,083
                                                                                                ----------
                                                                                                    90,977
                                                                                                ----------
             INDUSTRIAL MACHINERY (0.9%)
    68,300   Danaher Corp.                                                                           5,280
    49,900   Dover Corp.                                                                             2,414
    43,000   Eaton Corp.                                                                             3,654
   104,600   Illinois Tool Works, Inc.                                                               4,969
    83,643   Ingersoll-Rand Co., Ltd. "A"                                                            3,131
    46,000   ITT Corp.                                                                               2,913
    29,700   Pall Corp.                                                                              1,178
    44,000   Parker-Hannifin Corp.                                                                   3,138
                                                                                                ----------
                                                                                                    26,677
                                                                                                ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             OFFICE SERVICES & SUPPLIES (0.1%)
    25,900   Avery Dennison Corp.                                                               $    1,138
    56,400   Pitney Bowes, Inc.                                                                      1,923
                                                                                                ----------
                                                                                                     3,061
                                                                                                ----------
             RAILROADS (1.0%)
    77,100   Burlington Northern Santa Fe Corp.                                                      7,701
   108,500   CSX Corp.                                                                               6,815
   100,400   Norfolk Southern Corp.                                                                  6,292
   135,600   Union Pacific Corp.                                                                    10,238
                                                                                                ----------
                                                                                                    31,046
                                                                                                ----------
             TRADING COMPANIES & DISTRIBUTORS (0.0%)
    17,400   W.W. Grainger, Inc.                                                                     1,423
                                                                                                ----------
             TRUCKING (0.0%)
    15,300   Ryder System, Inc.                                                                      1,054
                                                                                                ----------
             Total Industrials                                                                     326,895
                                                                                                ----------
             INFORMATION TECHNOLOGY (16.1%)
             ------------------------------
             APPLICATION SOFTWARE (0.4%)
   139,500   Adobe Systems, Inc.*                                                                    5,495
    61,000   Autodesk, Inc.*                                                                         2,062
    47,600   Citrix Systems, Inc.*                                                                   1,400
    76,200   Compuware Corp.*                                                                          727
    87,400   Intuit, Inc.*                                                                           2,410
                                                                                                ----------
                                                                                                    12,094
                                                                                                ----------
             COMMUNICATIONS EQUIPMENT (2.5%)
    23,442   Ciena Corp.*                                                                              543
 1,554,800   Cisco Systems, Inc.*                                                                   36,165
   410,900   Corning, Inc.                                                                           9,471
    58,725   JDS Uniphase Corp.*                                                                       667
   139,300   Juniper Networks, Inc.*                                                                 3,090
   590,800   Motorola, Inc.                                                                          4,337
   424,300   QUALCOMM, Inc.                                                                         18,826
   117,000   Tellabs, Inc.*                                                                            544
                                                                                                ----------
                                                                                                    73,643
                                                                                                ----------

30

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==================--------------------------------------------------------------
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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             COMPUTER HARDWARE (4.2%)
   231,700   Apple, Inc.*                                                                       $   38,796
   531,900   Dell, Inc.*                                                                            11,638
   646,811   Hewlett-Packard Co.                                                                    28,595
   361,500   International Business Machines Corp.                                                  42,849
   205,800   Sun Microsystems, Inc.*                                                                 2,239
    47,000   Teradata Corp.*                                                                         1,088
                                                                                                ----------
                                                                                                   125,205
                                                                                                ----------
             COMPUTER STORAGE & PERIPHERALS (0.4%)
   544,100   EMC Corp.*                                                                              7,993
    24,200   Lexmark International, Inc. "A"*                                                          809
    90,900   NetApp, Inc.*                                                                           1,969
    36,300   QLogic Corp.*                                                                             529
    60,200   SanDisk Corp.*                                                                          1,126
                                                                                                ----------
                                                                                                    12,426
                                                                                                ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
    26,800   Affiliated Computer Services, Inc. "A"*                                                 1,434
   136,200   Automatic Data Processing, Inc.                                                         5,707
    39,800   Computer Sciences Corp.*                                                                1,864
    35,000   Convergys Corp.*                                                                          520
   129,900   Electronic Data Systems Corp.                                                           3,201
    43,300   Fidelity National Information Services, Inc.                                            1,598
    43,100   Fiserv, Inc.*                                                                           1,955
    85,100   Paychex, Inc.                                                                           2,662
    49,455   Total System Services, Inc.                                                             1,099
   195,812   Western Union Co.                                                                       4,840
                                                                                                ----------
                                                                                                    24,880
                                                                                                ----------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
    97,000   Agilent Technologies, Inc.*                                                             3,447
                                                                                                ----------
             ELECTRONIC MANUFACTURING SERVICES (0.2%)
    50,700   Jabil Circuit, Inc.                                                                       832
    36,300   Molex, Inc.                                                                               886
   126,350   Tyco Electronics Ltd.                                                                   4,526
                                                                                                ----------
                                                                                                     6,244
                                                                                                ----------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
    82,900   Electronic Arts, Inc.*                                                                  3,683
                                                                                                ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES (1.7%)
    44,800   Akamai Technologies, Inc.*                                                         $    1,559
   290,900   eBay, Inc.*                                                                             7,950
    61,069   Google, Inc. "A"*                                                                      32,148
    51,200   VeriSign, Inc.*                                                                         1,935
   360,300   Yahoo!, Inc.*                                                                           7,444
                                                                                                ----------
                                                                                                    51,036
                                                                                                ----------
             IT CONSULTING & OTHER SERVICES (0.1%)
    74,000   Cognizant Technology Solutions Corp. "A"*                                               2,406
    82,100   Unisys Corp.*                                                                             324
                                                                                                ----------
                                                                                                     2,730
                                                                                                ----------
             OFFICE ELECTRONICS (0.1%)
   236,600   Xerox Corp.                                                                             3,208
                                                                                                ----------
             SEMICONDUCTOR EQUIPMENT (0.4%)
   352,300   Applied Materials, Inc.                                                                 6,725
    45,700   KLA-Tencor Corp.                                                                        1,861
    59,800   MEMC Electronic Materials, Inc.*                                                        3,680
    30,000   Novellus Systems, Inc.*                                                                   636
    52,500   Teradyne, Inc.*                                                                           581
                                                                                                ----------
                                                                                                    13,483
                                                                                                ----------
             SEMICONDUCTORS (2.1%)
   150,200   Advanced Micro Devices, Inc.(g)*                                                          876
    78,900   Altera Corp.                                                                            1,633
    77,100   Analog Devices, Inc.(g)                                                                 2,450
   118,350   Broadcom Corp. "A"*                                                                     3,230
 1,507,700   Intel Corp.                                                                            32,385
    58,900   Linear Technology Corp.                                                                 1,918
   177,600   LSI Corp.*                                                                              1,090
    50,300   Microchip Technology, Inc.                                                              1,536
   192,000   Micron Technology, Inc.*                                                                1,152
    56,800   National Semiconductor Corp.                                                            1,167
   142,050   NVIDIA Corp.*                                                                           2,659
   348,000   Texas Instruments, Inc.                                                                 9,800
    73,500   Xilinx, Inc.                                                                            1,856
                                                                                                ----------
                                                                                                    61,752
                                                                                                ----------

32

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             SYSTEMS SOFTWARE (3.0%)
    50,700   BMC Software, Inc.*                                                                $    1,825
   105,000   CA, Inc.                                                                                2,425
 2,104,310   Microsoft Corp.(f)                                                                     57,890
    86,300   Novell, Inc.*                                                                             508
 1,040,100   Oracle Corp.*                                                                          21,842
   221,089   Symantec Corp.*                                                                         4,278
                                                                                                ----------
                                                                                                    88,768
                                                                                                ----------
             Total Information Technology                                                          482,599
                                                                                                ----------
             MATERIALS (3.9%)
             ----------------
             ALUMINUM (0.3%)
   216,400   Alcoa, Inc.                                                                             7,708
                                                                                                ----------
             CONSTRUCTION MATERIALS (0.1%)
    29,800   Vulcan Materials Co.(g)                                                                 1,781
                                                                                                ----------
             DIVERSIFIED CHEMICALS (0.8%)
    16,100   Ashland, Inc.                                                                             776
   249,300   Dow Chemical Co.                                                                        8,703
   237,100   E.I. du Pont de Nemours & Co.                                                          10,169
    20,300   Eastman Chemical Co.                                                                    1,398
    29,200   Hercules, Inc.                                                                            495
    41,400   PPG Industries, Inc.                                                                    2,375
                                                                                                ----------
                                                                                                    23,916
                                                                                                ----------
             DIVERSIFIED METALS & MINING (0.4%)
   100,333   Freeport-McMoRan Copper & Gold, Inc.                                                   11,758
    22,500   Titanium Metals Corp.                                                                     315
                                                                                                ----------
                                                                                                    12,073
                                                                                                ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
   144,322   Monsanto Co.                                                                           18,248
                                                                                                ----------
             FOREST PRODUCTS (0.1%)
    55,608   Weyerhaeuser Co.                                                                        2,844
                                                                                                ----------
             GOLD (0.2%)
   118,700   Newmont Mining Corp.                                                                    6,191
                                                                                                ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             INDUSTRIAL GASES (0.4%)
    55,000   Air Products & Chemicals, Inc.                                                    $     5,437
    82,500   Praxair, Inc.                                                                           7,775
                                                                                                ----------
                                                                                                    13,212
                                                                                                ----------
             METAL & GLASS CONTAINERS (0.1%)
    25,900   Ball Corp.                                                                              1,237
    33,500   Pactiv Corp.*                                                                             711
                                                                                                ----------
                                                                                                     1,948
                                                                                                ----------
             PAPER PACKAGING (0.1%)
    24,300   Bemis Co., Inc.                                                                           545
    42,100   Sealed Air Corp.                                                                          800
                                                                                                ----------
                                                                                                     1,345
                                                                                                ----------
             PAPER PRODUCTS (0.1%)
   112,520   International Paper Co.                                                                 2,621
    45,711   MeadWestvaco Corp.                                                                      1,090
                                                                                                ----------
                                                                                                     3,711
                                                                                                ----------
             SPECIALTY CHEMICALS (0.2%)
    46,600   Ecolab, Inc.                                                                            2,003
    20,900   International Flavors & Fragrances, Inc.                                                  816
    32,900   Rohm & Haas Co.(g)                                                                      1,528
    34,300   Sigma-Aldrich Corp.                                                                     1,848
                                                                                                ----------
                                                                                                     6,195
                                                                                                ----------
             STEEL (0.5%)
    29,500   AK Steel Holding Corp.                                                                  2,036
    26,700   Allegheny Technologies, Inc.                                                            1,583
    82,100   Nucor Corp.                                                                             6,130
    31,400   United States Steel Corp.                                                               5,802
                                                                                                ----------
                                                                                                    15,551
                                                                                                ----------
             Total Materials                                                                       114,723
                                                                                                ----------
             TELECOMMUNICATION SERVICES (3.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.9%)
 1,563,746   AT&T, Inc.(f)                                                                          52,683
    28,300   CenturyTel, Inc.                                                                        1,007
    81,000   Citizens Communications Co.                                                               918
    37,221   Embarq Corp.                                                                            1,759

34

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==================--------------------------------------------------------------
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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
   400,500   Qwest Communications International, Inc.(g)                                        $    1,574
   750,360   Verizon Communications, Inc.                                                           26,563
   117,731   Windstream Corp.                                                                        1,453
                                                                                                ----------
                                                                                                    85,957
                                                                                                ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   104,400   American Tower Corp. "A"*                                                               4,411
   750,839   Sprint Nextel Corp.                                                                     7,133
                                                                                                ----------
                                                                                                    11,544
                                                                                                ----------
             Total Telecommunication Services                                                       97,501
                                                                                                ----------
             UTILITIES (3.9%)
             ----------------
             ELECTRIC UTILITIES (2.1%)
    43,400   Allegheny Energy, Inc.                                                                  2,175
   108,800   American Electric Power Co., Inc.                                                       4,377
    83,000   Edison International                                                                    4,265
    51,600   Entergy Corp.                                                                           6,217
   174,700   Exelon Corp.                                                                           15,716
    80,650   FirstEnergy Corp.                                                                       6,640
   107,600   FPL Group, Inc.                                                                         7,056
    49,600   Pepco Holdings, Inc.                                                                    1,272
    25,200   Pinnacle West Capital Corp.                                                               775
    97,900   PPL Corp.                                                                               5,117
    65,300   Progress Energy, Inc.                                                                   2,732
   198,200   Southern Co.                                                                            6,921
                                                                                                ----------
                                                                                                    63,263
                                                                                                ----------
             GAS UTILITIES (0.1%)
    15,300   Nicor, Inc.                                                                               651
    45,800   Questar Corp.                                                                           3,254
                                                                                                ----------
                                                                                                     3,905
                                                                                                ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
   175,300   AES Corp.*                                                                              3,368
    48,000   Constellation Energy Group, Inc.                                                        3,941
   133,221   Dynegy, Inc. "A"*                                                                       1,139
                                                                                                ----------
                                                                                                     8,448
                                                                                                ----------
             MULTI-UTILITIES (1.4%)
    51,600   Ameren Corp.                                                                            2,179
    84,200   CenterPoint Energy, Inc.                                                                1,351

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
    56,000   CMS Energy Corp.                                                                   $      834
    74,400   Consolidated Edison, Inc.                                                               2,908
   153,190   Dominion Resources, Inc.                                                                7,275
    42,100   DTE Energy Co.                                                                          1,787
   334,980   Duke Energy Corp.                                                                       5,822
    19,000   Integrys Energy Group, Inc.                                                               966
    67,000   NiSource, Inc.                                                                          1,201
    96,700   PG&E Corp.                                                                              3,838
   136,200   Public Service Enterprise Group, Inc.                                                   6,256
    68,800   Sempra Energy                                                                           3,884
    52,100   TECO Energy, Inc.                                                                       1,119
   109,200   Xcel Energy, Inc.                                                                       2,192
                                                                                                ----------
                                                                                                    41,612
                                                                                                ----------
             Total Utilities                                                                       117,228
                                                                                                ----------
             Total Common Stocks (cost $2,495,333)                                               2,939,911
                                                                                                ----------
             MONEY MARKET INSTRUMENTS (1.8%)

             MONEY MARKET FUND (1.7%)
49,231,337   Northern Institutional Funds - Diversified Assets Portfolio, 2.15%(a),(d)              49,231
                                                                                                ----------
 PRINCIPAL
    AMOUNT
     (000)
----------
             OTHER (0.1%)
    $4,025   U.S. Treasury Bill, 2.08%, 12/04/2008(b),(e)                                            3,989
                                                                                                ----------
             Total Money Market Instruments (cost: $53,220)                                         53,220
                                                                                                ----------

    NUMBER
 OF SHARES
----------
             SHORT-TERM INVESTMENTS PURCHASED WITH
             CASH COLLATERAL FROM SECURITIES LOANED (2.1%)

             MONEY MARKET FUNDS (0.6%)
12,497,575   AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.62%(a)                        12,498
 5,059,476   Federated Prime Value Obligations Fund, 2.71%(a)                                        5,059
                                                                                                ----------
             Total Money Market Funds                                                               17,557
                                                                                                ----------

36

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

 PRINCIPAL                                                                                          MARKET
    AMOUNT                                                                                           VALUE
     (000)   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (1.5%)
   $45,000   Deutsche Bank Securities, Inc., 2.50%, acquired on 6/30/2008 and due 7/01/2008 at $45,000 (collateralized by $44,460
                of Federal Home Loan Bank(h), 4.63%, due 10/10/2012;
                market value $45,904)                                                           $   45,000
                                                                                                ----------
             Total Short-Term Investments Purchased With Cash Collateral
                From Securities Loaned (cost: $62,557)                                              62,557
                                                                                                ----------

             TOTAL INVESTMENTS (COST $2,611,110)                                                $3,055,688
                                                                                                ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

         REIT - Real estate investment trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the money market fund annualized seven-day yield at June 30, 2008.

         (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

         (c) Northern Trust Corp. is the parent to Northern Trust Investments, N.A. (NTI), which is the subadviser of the Fund.

         (d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

         (e) Security with a value of $3,989,000 is segregated as collateral for initial margin requirements on open futures contracts.

         (f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2008, as shown in the following table:

                                                                              VALUE AT                UNREALIZED
  TYPE OF FUTURE            EXPIRATION       CONTRACTS    POSITION    TRADE DATE    JUNE 30, 2008    DEPRECIATION
------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures   September 18, 2008      172         Long     $58,445,000    $55,087,000       $(3,358,000)

38

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         (g) The security or a portion thereof was out on loan as of June 30, 2008.

         (h) Securities issued by government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         *   Non-income-producing security.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $58,246) (cost of $2,611,110)                                  $3,055,688
   Receivables:
      Capital shares sold                                                            2,840
      USAA Investment Management Company (Note 7D)                                     162
      Dividends and interest                                                         4,003
      Futures variation receivable                                                      47
      Other                                                                             67
                                                                                ----------
         Total assets                                                            3,062,807
                                                                                ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                              62,557
      Securities purchased                                                           2,035
      Capital shares redeemed                                                        3,130
   Accrued management fees                                                             266
   Accrued transfer agent's fees                                                        47
   Other accrued expenses and payables                                                 130
                                                                                ----------
         Total liabilities                                                          68,165
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $2,994,642
                                                                                ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $2,806,553
   Accumulated undistributed net investment income                                   1,007
   Accumulated net realized loss on investments and futures transactions          (254,138)
   Net unrealized appreciation of investments and futures contracts                441,220
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $2,994,642
                                                                                ==========
   Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $2,031,091/105,990 shares
         outstanding; unlimited number of shares authorized, no par value)      $    19.16
                                                                                ==========
      Reward Shares (net assets of $963,551/50,275 shares
         outstanding; unlimited number of shares authorized, no par value)      $    19.17
                                                                                ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA S&P 500 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                              $  32,298
   Interest                                                     638
   Other (Note 7B)                                                3
   Securities lending (net)                                     344
                                                          ---------
         Total income                                        33,283
                                                          ---------
EXPENSES
   Management fees                                            1,555
   Administration and servicing fees:
      Member Shares                                             636
      Reward Shares                                             297
   Transfer agent fees:
      Member Shares                                           1,644
      Reward Shares                                             159
   Custody and accounting fees:
      Member Shares                                               5
      Reward Shares                                               2
   Postage:
      Member Shares                                             155
      Reward Shares                                               8
   Shareholder reporting fees:
      Member Shares                                              58
      Reward Shares                                               2
   Trustees' fees                                                 5
   Registration:
      Member Shares                                              28
      Reward Shares                                              22
   Professional fees                                             73
   Other                                                         45
                                                          ---------
         Total expenses                                       4,694
   Expenses paid indirectly:
      Member Shares                                              (3)
   Expenses reimbursed:
      Member Shares                                          (1,420)
      Reward Shares                                            (574)
                                                          ---------
         Net expenses                                         2,697
                                                          ---------
NET INVESTMENT INCOME                                        30,586
                                                          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments                                             4,844
      Futures transactions                                   (3,846)
   Change in net unrealized appreciation/depreciation of:
      Investments                                          (432,086)
      Futures contracts                                      (3,504)
                                                          ---------
         Net realized and unrealized loss                  (434,592)
                                                          ---------
Decrease in net assets resulting from operations          $(404,006)
                                                          =========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA S&P 500 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2007

                                                             6/30/2008       12/31/2007
                                                            ---------------------------
FROM OPERATIONS
   Net investment income                                    $   30,586       $   60,335
   Net realized gain on investments                              4,844           20,319
   Net realized gain (loss) on futures transactions             (3,846)           1,643
   Change in net unrealized appreciation/depreciation of:
      Investments                                             (432,086)          91,138
      Futures contracts                                         (3,504)             119
                                                            ---------------------------
         Increase (decrease) in net assets resulting
            from operations                                   (404,006)         173,554
                                                            ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Member Shares                                            (19,799)         (41,289)
      Reward Shares                                             (9,889)         (19,178)
                                                            ---------------------------
         Total distributions of net investment income          (29,688)         (60,467)
                                                            ---------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Member Shares                                                13,243          (13,703)
   Reward Shares                                                59,676           55,208
                                                            ---------------------------
      Total net increase in net assets from
         capital share transactions                             72,919           41,505
                                                            ---------------------------
   Capital contribution from USAA Transfer
      Agency Company                                                 -                1
                                                            ---------------------------
   Net increase (decrease) in net assets                      (360,775)         154,593

NET ASSETS
   Beginning of period                                       3,355,417        3,200,824
                                                            ---------------------------
   End of period                                            $2,994,642       $3,355,417
                                                            ===========================
Accumulated undistributed net investment income
   End of period                                            $    1,007       $      109
                                                            ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

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           to FINANCIAL Statements

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

         The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity  securities,  including  exchange-traded  funds  (ETFs), except as otherwise noted, traded primarily on a domestic

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           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                 securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Investments in open-end investment companies,  other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              3. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              4. Repurchase  agreements are valued at cost,  which  approximates market value.

              5. Futures are valued  based upon the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked price closest to the last reported sale price.

              6. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially

44

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           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                 from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FAIR VALUE MEASUREMENTS - Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

              SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

                 Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

                 Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities,

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                 either directly or indirectly, and market-corroborated inputs such as market indices.

                 Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

              The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

              The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets carried at fair value:

                                                        INVESTMENTS       OTHER FINANCIAL
VALUATION INPUTS                                       IN SECURITIES       INSTRUMENTS*
-----------------------------------------------------------------------------------------
Level 1 - Quoted Prices                               $3,006,699,000          $(3,358,000)
Level 2 - Other Significant Observable Inputs             48,989,000                    -
Level 3 - Significant Unobservable Inputs                          -                    -
-----------------------------------------------------------------------------------------
Total                                                 $3,055,688,000          $(3,358,000)
=========================================================================================

              *Other  financial  instruments  are  derivative   instruments  not
               reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

           C. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund

46

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

              segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           F. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date).

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

              Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           G. EXPENSES PAID INDIRECTLY - Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended June 30, 2008, these bank credits reduced the expenses of the Member Shares and Reward Shares by $3,000 and less than $500, respectively.

           H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

48

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           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended June 30, 2008, the Fund paid CAPCO facility fees of $1,000, which represents 8.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2008, in accordance with applicable tax law.

         Distributions   of  net   investment   income   are   made   quarterly.
         Distributions of realized gains from security transactions not offset by capital losses

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At June 30, 2008, the Fund had capital loss carryovers of $243,876,000, for federal income tax purposes which, if not offset by subsequent capital gains, will expire between 2010 and 2014, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                CAPITAL LOSS CARRYOVERS
-------------------------------------------------------
 EXPIRES                                      BALANCE
---------                                  ------------
2010                                       $213,601,000
2011                                            344,000
2012                                          1,474,000
2013                                         17,856,000
2014                                         10,601,000
                                           ------------
                         Total             $243,876,000
                                           ============

         Effective January 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of June 30, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

50

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           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2008, were $76,925,000 and $28,913,000, respectively.

         As of June 30, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of June 30, 2008, were $894,689,000 and $450,111,000, respectively, resulting in net unrealized appreciation of $444,578,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due,

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           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended June 30, 2008, the Fund received securities-lending income of $344,000, which is net of the 20% income retained by Wachovia. As of June 30, 2008, the Fund loaned securities having a fair market value of approximately $58,246,000 and received cash collateral of $62,557,000 for the loans, which was invested in short-term investments, as noted in the Fund's portfolio of investments.

(6) CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

         At June 30, 2008, there was an unlimited number of shares of capital stock at no par value authorized for the Fund.

         Capital share transactions were as follows, in thousands:

                                                            SIX-MONTH PERIOD ENDED         YEAR ENDED
                                                                   6/30/2008               12/31/2007
                                                            ----------------------------------------------
                                                             SHARES        AMOUNT     SHARES        AMOUNT
                                                            ----------------------------------------------
MEMBER SHARES:
  Shares sold                                                11,219     $ 229,058     21,476     $ 473,776
  Shares issued from reinvested dividends                       981        19,146      1,807        40,068
  Shares redeemed                                           (11,532)     (234,961)   (23,808)     (527,547)
                                                            ----------------------------------------------
  Net increase (decrease) from capital share transactions       668      $ 13,243       (525)    $ (13,703)
                                                            ==============================================
REWARD SHARES:
  Shares sold                                                 7,604     $ 154,868     11,435     $ 253,421
  Shares issued from reinvested dividends                       484         9,435        824        18,290
  Shares redeemed                                            (5,117)     (104,627)    (9,767)     (216,503)
                                                            ----------------------------------------------
  Net increase from capital share transactions                2,971     $  59,676      2,492     $  55,208
                                                            ==============================================

52

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           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2008, the Fund incurred management fees, paid or payable to the Manager, of $1,555,000.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the six-month period ended June 30, 2008, the Manager incurred subadvisory fees, paid or payable to NTI, of $226,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

              NTI has agreed to remit to the Fund all subadvisory fees earned on Fund assets invested in any of NTI's affiliated money market funds. For the six-month period ended June 30, 2008, NTI remitted $3,000 to the Fund for the investments in the Northern Institutional Funds Money Market Portfolios.

              NTI is a direct subsidiary of The Northern Trust Company, the Fund's custodian and accounting agent.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $933,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2008, the Fund reimbursed the Manager $23,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Member Shares and the Reward Shares to 0.25% and 0.09%, respectively, of their annual average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. This agreement may be modified or terminated at any time. Prior to May 1, 2008, the expense limitation for the Member Shares was 0.19%. For the six-month period ended June 30, 2008,

54

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

              the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $1,398,000 and $564,000, respectively, of which $162,000 in total was receivable from the Manager.

              In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the six-month period ended June 30, 2008, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $22,000 and $10,000, respectively.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS for the Member Shares and Reward Shares, of $1,644,000 and $159,000, respectively.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

           G. ACCOUNT MAINTENANCE FEE - SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) - In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

           B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS
              161) - In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

56

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS - MEMBER SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                            SIX-MONTH
                                           PERIOD ENDED
                                             JUNE 30,                          YEAR ENDED DECEMBER 31,
                                         ----------------------------------------------------------------------------------------
                                               2008              2007           2006           2005           2004           2003
                                         ----------------------------------------------------------------------------------------
Net asset value at beginning of period   $    21.98        $    21.24     $    18.70     $    18.15     $    16.70     $    13.22
                                         ----------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                         .19               .39            .35            .30            .29            .21
  Net realized and unrealized gain (loss)     (2.82)              .74           2.53            .55           1.45           3.48
                                         ----------------------------------------------------------------------------------------
Total from investment operations              (2.63)             1.13           2.88            .85           1.74           3.69
                                         ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                        (.19)             (.39)          (.34)          (.30)          (.29)          (.21)
                                         ----------------------------------------------------------------------------------------
Net asset value at end of period         $    19.16        $    21.98     $    21.24     $    18.70     $    18.15     $    16.70
                                         ========================================================================================

Total return(%)*                             (11.99)             5.32(a)       15.54           4.77          10.51          28.15
Net assets at end of period (000)        $2,031,091        $2,315,340     $2,248,677     $2,292,568     $2,230,916     $1,971,339
Ratios to average net assets:**
  Expenses(%)(b),(c)                            .21(d)            .19(a)         .19            .19             30            .33
  Expenses, excluding
   reimbursements(%)(c)                         .34(d)            .33            .34            .33            .33            .36
  Net investment income(%)                     1.92(d)           1.76           1.73           1.68           1.71           1.47
Portfolio turnover(%)                             1                 5              4              6              3              1

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period; does not reflect $10 annual account maintenance fee. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

** For the six-month period ended June 30, 2008, average net assets were $2,144,809,000.

(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

(b) Effective May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.25% of their annual average net assets. Prior to May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.19% of their annual average net assets from October 1, 2004, through April 30, 2008; 0.35% from May 1, 2003, through September 30, 2004; and 0.27% from May 1, 2002, through April 30, 2003.

(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - REWARD SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                    SIX-MONTH
                                                   PERIOD ENDED
                                                     JUNE 30,                      YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------------------------------
                                                       2008              2007         2006         2005        2004         2003
                                                   -----------------------------------------------------------------------------
Net asset value at beginning of period             $  21.99        $    21.25     $  18.70     $  18.15    $  16.70     $  13.22
                                                   -----------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                 .21               .41          .36          .32         .32          .23
  Net realized and unrealized gain (loss)             (2.83)              .74         2.55          .55        1.44         3.49
                                                   -----------------------------------------------------------------------------
Total from investment operations                      (2.62)             1.15         2.91          .87        1.76         3.72
                                                   -----------------------------------------------------------------------------
Less distributions from:
  Net investment income                                (.20)             (.41)        (.36)        (.32)       (.31)        (.24)
                                                   -----------------------------------------------------------------------------
Net asset value at end of period                   $  19.17        $    21.99     $  21.25     $  18.70    $  18.15     $  16.70
                                                   ==============================================================================
Total return (%)*                                    (11.93)             5.42(a)     15.71         4.86       10.67        28.36
Net assets at end of period (000)                  $963,551        $1,040,077     $952,147     $506,999    $478,189     $383,709
Ratios to average net assets:**
    Expenses (%)(b),(c)                                 .09(d)            .09(a)       .09          .09         .15          .17
    Expenses, excluding
     reimbursements (%)(c)                              .21(d)            .20          .20          .19         .19          .22
    Net investment income (%)                          2.04(d)           1.86         1.85         1.78        1.88         1.62
Portfolio turnover (%)                                    1                 5            4            6           3            1

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

** For the six-month period ended June 30, 2008, average net assets were $999,679,000.

(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

(b) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.09% of their average annual net assets. Prior to October 1, 2004, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.17% of their average annual net assets from May 1, 2002, through September 30, 2004.

(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

58

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA S&P 500 INDEX FUND
JUNE 30, 2008

EXAMPLE
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008

of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                          EXPENSES PAID
                                           BEGINNING               ENDING                 DURING PERIOD*
                                         ACCOUNT VALUE          ACCOUNT VALUE            JANUARY 1, 2008-
                                        JANUARY 1, 2008         JUNE 30, 2008              JUNE 30, 2008
                                        ----------------------------------------------------------------
MEMBER SHARES
Actual                                     $1,000.00             $  880.10**                 $0.98**
Hypothetical
  (5% return before expenses)               1,000.00              1,023.82**                  1.06**

REWARD SHARES
Actual                                      1,000.00                880.70                    0.42
Hypothetical
  (5% return before expenses)               1,000.00              1,024.42                    0.45

* Expenses are equal to the Fund's annualized expense ratio of 0.21% for Member Shares and 0.09% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (11.99)% for Member Shares and (11.93)% for Reward Shares for the six-month period of January 1, 2008, through June 30, 2008.

**The Fund's annualized expense ratio of 0.21% for Member Shares above reflects a change effective May 1, 2008, in the rate of the Manager's voluntary expense limitation for the Member Shares from 0.19% to 0.25% of the Fund's average annual net assets. Had the expense limitation of 0.25% been in effect for the entire six-month period of January 1, 2008, through June 30, 2008, the values in the table above would be as shown below.


                                                                                          EXPENSES PAID
                                           BEGINNING               ENDING                 DURING PERIOD*
                                         ACCOUNT VALUE          ACCOUNT VALUE            JANUARY 1, 2008-
                                        JANUARY 1, 2008         JUNE 30, 2008             JUNE 30, 2008
                                        ----------------------------------------------------------------
MEMBER SHARES
Actual                                     $1,000.00              $  879.70                   $1.17
Hypothetical
  (5% return before expenses)               1,000.00               1,023.62                    1.26

60

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         At a meeting of the Board of Trustees ("the Board") held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         Investment Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The

62

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the advisory fees and total expense ratios of each of the Member Shares and Reward Shares classes of the Fund as compared to other open-end investment companies deemed to be comparable to each class of the Fund as determined by the independent third party in its report. The expenses of each class of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the class of the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any reimbursements - was below the median of its expense universe and its expense group for Member Shares and for Reward Shares. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe both for Member Shares and for Reward Shares. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the high level of correlation between the S&P 500 Index and the Fund and the relatively low tracking error between the Fund and the S&P 500 Index, and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

         In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the average annual total return of each class of the Fund with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The performance universe of each class of the Fund consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary

64

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         channel of distribution. This comparison indicated that the performance of the Fund's Member Shares exceeded the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2007, and exceeded the average of its performance universe and was lower than its Lipper index for the five-year period ended December 31, 2007. The comparison indicated that the performance of the Fund's Reward Shares exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2007. The Board also noted that the percentile performance ranking of the Fund's Member Shares was in the top 30% of its performance universe for the one-, three-, and five-year periods ended December 31, 2007, and that the percentile performance ranking for the Fund's Reward Shares was in the top 15% of its performance universe for the same periods ended December 31, 2007.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the level of management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund and also pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted the fact that the Manager pays the subadvisory fee. The Board determined that the current investment management fee structure was reasonable. The Board also considered the effects of each class's growth and size on the class's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability, if any, from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

         In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

66

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board noted that the Subadviser and its affiliates also provide accounting and custody services to the Fund at no additional charge. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager and that the Subadviser had agreed to reimburse the Fund for license

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         fees paid to Standard & Poor's. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund's performance with respect to each class during the one-, three-, and five-year periods, as applicable, ended December 31, 2007, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser.

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the interests of the Fund and its shareholders.

                TRUSTEES    Christopher W. Claus
                            Barbara B. Dreeben
                            Robert L. Mason, Ph.D.
                            Barbara B. Ostdiek, Ph.D.
                            Michael F. Reimherr
                            Richard A. Zucker

--------------------------------------------------------------------------------

          ADMINISTRATOR,    USAA Investment Management Company
     INVESTMENT ADVISER,    P.O. Box 659453
        UNDERWRITER, AND    San Antonio, Texas 78265-9825
            DISTRIBUTOR

--------------------------------------------------------------------------------

          TRANSFER AGENT    USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

--------------------------------------------------------------------------------

          CUSTODIAN  AND    The  Northern  Trust  Company
       ACCOUNTING  AGENT    50 S. LaSalle St.
                            Chicago, Illinois 60603

--------------------------------------------------------------------------------

             INDEPENDENT    Ernst & Young LLP
       REGISTERED PUBLIC    100 West Houston St., Suite 1800
         ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

             MUTUAL FUND    Learn More Now
      SELF-SERVICE  24/7    At "Products & Services" click
             at USAA.COM    "Investments" then "Mutual Funds"

                 OR CALL    View account balance, transactions, fund
          (800) 531-USAA    prices; or exchange/redeem fund shares.
                  (8722)    Go to "My Accounts" then "Investments"


COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) 732-0330.

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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    At USAA.COM click: MY DOCUMENTS
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

28651-0808                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 22, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 26, 2008
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    AUGUST 25, 2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.